Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides information, as required by Item 402(v) of the SEC’s Regulation S-K, about the relationship between executive compensation actually paid (determined as prescribed by such Item 402(v)) and certain financial performance measures for the Company for each of the last three completed fiscal years. The information in this section is presented in accordance with the scaled disclosure rules applicable to smaller reporting companies. The Compensation Committee did not consider this pay versus performance disclosure when making its compensation decisions for any of the years shown.

The Pay versus Performance table below shows the compensation of those individuals who served as our principal executive officer (“PEO”) during each fiscal year presented below and the average compensation of the non-PEO named executive officers as previously reported in our Summary Compensation Table (“SCT”), as well as their “compensation actually paid,” or “CAP,” as calculated pursuant to SEC rules.

Year	SCT total for PEO (Gregory D. Rizzo)	SCT total for PEO (Michael J. Bourg)	CAP to PEO (Gregory D. Rizzo)(1)	CAP to PEO (Michael J. Bourg)(1)	Average SCT total for non-PEO named executive officers(2)	Average CAP to non-PEO named executive officers(2)	Value of initial fixed $100 investment based on total shareholder return	Net Income/ (Loss)
2025	$434,372	$—	$434,372	$—	293,548	293,548	$52.17	$(1,083,214)
2024	$387,414	$—	$387,414	$—	220,826	220,826	$58.47	$(5,615,614)
2023	230,757	$317,968	230,757	$317,968	—	—	$61.29	$(4,401,584)

(1)
The dollar amounts reported as compensation actually paid to Mr. Rizzo, who was a PEO for 2025, 2024 and part of 2023, and Mr. Bourg, who was a PEO for part of 2023, represent in each case the amount of compensation actually paid as computed in accordance with Item 402(v) of Regulation S-K. No amounts were added to or deducted from summary compensation table total compensation in the determination of compensation actually paid in accordance with Item 402(v) of Regulation S-K.
(2)
In 2025 and 2024, Joel M. Brown, our Chief Financial Officer, was the only named executive officer other than the PEO. For 2023, there were no named executive officers other than the PEOs shown. No amounts were added to or deducted from summary compensation table total compensation in the determination of compensation actually paid in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average Total Compensation Amount	$ 293,548	$ 220,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 293,548	220,826
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Amount	$ 52.17	58.47	$ 61.29
Net Income (Loss)	(1,083,214)	(5,615,614)	(4,401,584)
Gregory D. Rizzo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	434,372	387,414	230,757
PEO Actually Paid Compensation Amount	$ 434,372	$ 387,414	$ 230,757
PEO Name	Mr. Rizzo	Mr. Rizzo	Mr. Rizzo
Michael J. Bourg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 317,968
PEO Actually Paid Compensation Amount			$ 317,968
PEO Name			Mr. Bourg